CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Nov. 03, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible preferred stock, shares outstanding (in shares)	65,000,000	65,000,000		0	0	0
Convertible preferred stock, stated liquidation preference (in dollars per share)	$ 1,000	$ 1,000
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	250,000,000	250,000,000			250,000,000
Common stock, shares issued (in shares)	4,765,058	4,750,258			4,446,540
Common stock, shares outstanding (in shares)	4,765,058	4,750,258			4,446,540
Series A Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	35,000	35,000
Convertible preferred stock, shares issued (in shares)	35,000	35,000	35,000
Convertible preferred stock, shares outstanding (in shares)	35,000	35,000
Convertible preferred stock, stated liquidation preference (in dollars per share)	$ 1,000	$ 1,000
Liquidation preference	$ 37.7	$ 36.0
Series B Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	30,000	30,000
Convertible preferred stock, shares issued (in shares)	30,000	30,000	30,000
Convertible preferred stock, shares outstanding (in shares)	30,000	30,000
Convertible preferred stock, stated liquidation preference (in dollars per share)	$ 1,000	$ 1,000
Liquidation preference	$ 32.3	$ 30.9